General (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Net assets (including cash of $ 4,054)	$4,101
Intangible assets	1,037
Goodwill	622

Net assets acquired	$5,760
Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179
Net assets	$780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Fair value

Developed technology	$34,040
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,146